COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

The Company has entered into operating leases for automobile and office space. Minimum future rental payments under these leases are as follows:

$
2013	141,407
2014	115,008
2015	96,532
2016	53,524
Total	406,471